PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Proceeds on disposals	$ 51	$ 10
Loss on disposal of plant and equipment	$ 293	$ 461